Income taxes - Provision for Income Taxes (Detail) (CAD) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Expected income tax expense at Canadian statutory rate	19,199	16,072
Increase (decrease) resulting from:
Recognition of deferred credit	(5,763)	(6,676)
Effect of differences in tax rates on transactions in and within foreign jurisdictions and change in tax rates	(1,677)	(2,338)
Non-taxable corporate dividend	(2,618)	(2,896)
Non-controlling interests share of income	8,824	4,266
Production tax credit	(339)	(247)
Allowance for equity funds used during construction	(746)	(694)
State taxes	604	313
Other	(677)	1,355
Income tax expense	16,807	9,155